Allowance for Loan Losses - Schedule of Loans Which are Individually Evaluated for Impairment, by Class of Loans (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Financial Receivables [Line Items]
Loans individually evaluated	$ 1,197,000	$ 3,372,000
Loans collectively evaluated	92,205,000	96,125,000
Net loans	93,401,845	99,387,344
Commercial and Other Loans [Member]
Schedule Of Financial Receivables [Line Items]
Loans individually evaluated	36,000	31,000
Loans collectively evaluated	16,689,000	15,572,000
Net loans	16,725,000	15,603,000
Commercial Real Estate [Member]
Schedule Of Financial Receivables [Line Items]
Loans individually evaluated	930,000	3,115,000
Loans collectively evaluated	43,177,000	47,035,000
Net loans	44,107,000	50,150,000
Consumer Real Estate [Member]
Schedule Of Financial Receivables [Line Items]
Loans individually evaluated	231,000	226,000
Loans collectively evaluated	29,016,000	28,409,000
Net loans	29,247,000	28,635,000
Consumer Loans [Member]
Schedule Of Financial Receivables [Line Items]
Loans individually evaluated
Loans collectively evaluated	3,456,000	5,231,000
Net loans	3,456,000	5,231,000
Unearned Discounts [Member]
Schedule Of Financial Receivables [Line Items]
Loans individually evaluated
Loans collectively evaluated	(133,000)	(122,000)
Net loans	$ (133,000)	$ (122,000)